Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Australia–1.68%
APA Group	296,591	$1,640,472
Belgium–2.01%
Elia Group S.A./N.V.	16,261	1,957,911
Brazil–0.54%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	33,229	529,338
Canada–9.24%
Enbridge, Inc.	31,386	1,114,484
Gibson Energy, Inc.	181,470	2,896,609
Keyera Corp.	38,036	920,027
TC Energy Corp.	103,752	4,093,128
		9,024,248
China–1.78%
China Gas Holdings Ltd.	285,600	260,388
ENN Energy Holdings Ltd.	108,000	803,936
SITC International Holdings Co. Ltd.	446,000	676,735
		1,741,059
France–3.96%
Vinci S.A.	30,593	3,864,577
Germany–1.03%
Fraport AG Frankfurt Airport Services Worldwide(a)	16,962	1,004,163
Italy–2.47%
Infrastrutture Wireless Italiane S.p.A.(b)	33,308	402,761
Italgas S.p.A.	351,417	2,003,569
		2,406,330
Mexico–4.75%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	15,873	4,640,313
Spain–5.08%
Cellnex Telecom S.A.(b)	128,864	4,958,347
Shares		Value
United Kingdom–10.15%
National Grid PLC	579,862	$7,723,242
Pennon Group PLC	245,329	2,184,310
		9,907,552
United States–56.01%
American Tower Corp.	26,155	5,117,226
Atmos Energy Corp.	28,900	3,292,866
Cheniere Energy, Inc.	18,426	3,021,680
CMS Energy Corp.	55,325	3,162,377
Crown Castle, Inc.	26,641	2,883,888
CSX Corp.	90,329	3,224,745
Dominion Energy, Inc.	79,306	3,625,870
Edison International	53,028	3,578,329
Ferrovial SE	82,664	3,152,410
NextEra Energy, Inc.	56,423	3,308,081
Norfolk Southern Corp.	8,466	1,991,542
ONEOK, Inc.	62,130	4,240,373
PG&E Corp.	102,461	1,728,517
PPL Corp.	138,711	3,634,228
Sempra	46,811	3,349,795
Targa Resources Corp.	63,052	5,356,898
		54,668,825
Total Common Stocks & Other Equity Interests (Cost $91,146,310)		96,343,135
Money Market Funds–0.77%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	263,022	263,022
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	187,699	187,811
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	300,597	300,597
Total Money Market Funds (Cost $751,430)		751,430
TOTAL INVESTMENTS IN SECURITIES—99.47% (Cost $91,897,740)		97,094,565
OTHER ASSETS LESS LIABILITIES–0.53%		517,491
NET ASSETS–100.00%		$97,612,056

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $5,361,108, which represented 5.49% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$474,556	$2,065,668	$(2,277,202)	$-	$-	$263,022	$4,780
Invesco Liquid Assets Portfolio, Institutional Class	338,991	1,475,477	(1,626,711)	(30)	84	187,811	3,535
Invesco Treasury Portfolio, Institutional Class	542,350	2,360,763	(2,602,516)	-	-	300,597	5,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,940	1,195,996	(1,917,936)	-	-	-	288*
Invesco Private Prime Fund	1,856,413	3,077,575	(4,934,041)	-	53	-	768
Total	$3,934,250	$10,175,479	$(13,358,406)	$(30)	$137	$751,430	$14,827

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,640,472	$—	$1,640,472
Belgium	—	1,957,911	—	1,957,911
Brazil	529,338	—	—	529,338
Canada	9,024,248	—	—	9,024,248
China	—	1,741,059	—	1,741,059
France	—	3,864,577	—	3,864,577
Germany	—	1,004,163	—	1,004,163
Italy	—	2,406,330	—	2,406,330
Mexico	4,640,313	—	—	4,640,313
Spain	—	4,958,347	—	4,958,347
United Kingdom	—	9,907,552	—	9,907,552
United States	51,516,415	3,152,410	—	54,668,825
Money Market Funds	751,430	—	—	751,430
Total Investments	$66,461,744	$30,632,821	$—	$97,094,565
Invesco Global Infrastructure Fund